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                                UNITED STATES
                      SECURITES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/99
                                                -------

Check here if Amendment [  ];  Amendment Number: ______
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:       Oak Value Capital Management, Inc.
Address:    3100 Tower Blvd., Suite 700
            Durham, NC 27707

Form 13F File Number:  28-4628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Margaret  C. Landis
Title:                  Vice President & Director of Operations
Phone:                  (919) 419-1900

Signature, Place, and Date of Signing:

/s/ Margaret C. Landis              Durham, NC              May 14, 1999
------------------------            -------------           ------------
(Signature)                         (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

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[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE






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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                              --------------

Form 13F Information Table Entry Total:          43
                                              --------------

Form 13F Information Table Value Total:       $  1,914,693
                                              --------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





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                           FORM 13F INFORMATION TABLE

                                                          VALUE SHARES OR SH/ PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF      CUSIP    (x$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
                                CLASS
------------------------------ ----------- ------------ -------- -------- --- ---- -------  ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                    084670108   248472     3480 SH       SOLE                              3480

AFLAC                          COM            001055102    91571  1682122 SH       SOLE                           1552472   129650

Abbott Labs                    COM            002824100      539    11520 SH       SOLE                             11520

Ambac Financial Group, Inc.    COM            023139108    72970  1351292 SH       SOLE                           1246292   105000

American Int'l Grp             COM            026874107     1054     8734 SH       SOLE                              8734

Anheuser Busch Cos Inc         COM            035229103      228     2992 SH       SOLE                              2992

Avon Products                  COM            054303102    69435  1475369 SH       SOLE                           1330849   144520

Belo (A.H.) Corp               COM            080555105    65762  3603394 SH       SOLE                           3280694   322700

Berkshire Hathaway - Cl. A     COM            084670108    47410      664 SH       SOLE                               602       62

Berkshire Hathaway - Cl. B     COM            084670207   132225    56242 SH       SOLE                             52236     4006

CCB Financial                  COM            124875105      388     7174 SH       SOLE                              7174

Campbell Soup                  COM            134429109    25962   638075 SH       SOLE                            591175    46900

Chubb Corp.                    COM            171232101    55176   942179 SH       SOLE                            858604    83575

Closure Medical Corporation    COM            189093107     2269    59700 SH       SOLE                             59700

Coca Cola Co.                  COM            191216100    52481   855095 SH       SOLE                            790691    64404

Colgate-Palmolive              COM            194162103     2433    26447 SH       SOLE                             25947      500

Dun & Bradstreet               COM            26483B106    83961  2356810 SH       SOLE                           2150600   206210

E. W. Scripps Co.              COM            811054204   112300  2537846 SH       SOLE                           2361226   176620

Executive Risk, Inc.           COM            301586103    23005   324021 SH       SOLE                            292096    31925

Food Lion Inc. Cl. A           COM            344775200      377    41000 SH       SOLE                             41000



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
Freddie Mac                    COM            313400301     3095    54000 SH       SOLE                             54000

Gillette Co.                   COM            375766102    64612  1087057 SH       SOLE                            997117    89940

Hearst-Argyle Television       COM            422317107     2920   118590 SH       SOLE                             94665    23925

Intel Corp                     COM            458140100      323     2718 SH       SOLE                              2718

Interpublic Group              COM            460690100    74198   952783 SH       SOLE                            872030    80753

Johnson & Johnson              COM            478160104     2361    25256 SH       SOLE                             25256

Markel Corp.                   COM            570535104    21159   117387 SH       SOLE                            117387

MedPartners Inc.               COM            58503X107      819   172332 SH       SOLE                            172332

Merck & Co.                    COM            589331107      705     8800 SH       SOLE                              8800

Microsoft Corp                 COM            594918104      604     6740 SH       SOLE                              6740

Oakwood Homes                  COM            674098108    89997  6428385 SH       SOLE                           6028385   400000

PepsiCo Inc.                   COM            713448108      303     7736 SH       SOLE                              7736

Pfizer Inc.                    COM            717081103      810     5840 SH       SOLE                              5840

Procter & Gamble               COM            742718109      487     4968 SH       SOLE                              4968

Progressive Corp.              COM            743315103    93453   651238 SH       SOLE                            597648    53590

RLI Corp.                      COM            749607107    45252  1547093 SH       SOLE                           1398682   148411

Sara Lee Corp.                 COM            803111103      201     8114 SH       SOLE                              8114

Schering Plough                COM            806605101      939    16992 SH       SOLE                             16992

Tiffany & Co.                  COM            886547108   128635  1720874 SH       SOLE                           1584209   136665

United Asset Management Corp.  COM            909420101   115873  5121445 SH       SOLE                           4758595   362850

Walt Disney Co.                COM            254687106    72857  2340783 SH       SOLE                           2129976   210807

Washington Post Co. Class B    COM            939640108    91461   175380 SH       SOLE                            160751    14629

Young Broadcasting Corp. A     COM            987434107    15612   342175 SH       SOLE                            336475     5700